Restricted Net Assets	9 Months Ended
Sep. 30, 2012
Restricted Net Assets

10. RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs and subsidiaries of the VIEs in which the Company has no legal ownership but has a parent-subsidiary relationship through contractual agreements, totaling RMB1,218,289 and RMB1,772,820 (US$282,081) as of December 31, 2011 and September 30, 2012, respectively.